Other liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other liabilities [Abstract]
Accounts payable	₩ 9,748,168	₩ 8,524,295
Accrued expenses	3,267,188	3,022,127
Dividend payable	49,486	8,345
Advance receipts	131,386	120,724
Unearned income	236,827	402,541
Withholding value-added tax and other taxes	547,097	343,938
Securities deposit received	651,153	911,304
Foreign exchange remittances pending	225,956	223,465
Domestic exchange remittances pending	1,115,939	1,808,652
Borrowing from trust account	2,999,445	4,057,649
Due to agencies	779,473	607,743
Deposits for subscription	76,019	79,154
Separate account liabilities	2,845,380	3,213,389
Sundry liabilities	2,496,169	1,930,410
Other	50,881	76,966
Present value discount account	(20,888)	(17,929)
Other liabilities	₩ 25,199,679	₩ 25,312,773